Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Derivatives not designated as hedging instruments) (Detail) - Nondesignated - JPY (¥)
¥ in Millions
	3 Months Ended				6 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ 0	[1]	¥ 0	[2]	¥ 0	[3]	¥ 0	[4]
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	2		2		3		3
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(70)		(12)		(139)		(21)
Futures | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	173	[1]	(863)	[2]	852	[3]	(1,123)	[4]
Futures | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0		0		0		0
Futures | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1,424)		(422)		(4,105)		733
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	13,332	[1]	2,938	[2]	34,472	[3]	3,746	[4]
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	1,696		203		1,950		718
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	14,519		(2,831)		51,589		2,415
Credit derivatives held | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0	[1]			0	[3]	0	[4]
Credit derivatives held | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0				0		0
Credit derivatives held | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	4				4		(1)
Options held/written and other | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0	[1]	0	[2]	0	[3]	0	[4]
Options held/written and other | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0		0		0		0
Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ (170)		¥ 246		¥ (886)		¥ 759

[1]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2022 (see Note 17 “Life Insurance Operations”).
[2]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2021 (see Note 17 “Life Insurance Operations”).
[3]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2022 (see Note 17 “Life Insurance Operations”).
[4]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2021 (see Note 17 “Life Insurance Operations”).